UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06515

Morgan Stanley Global Fixed Income Opportunities Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                10036

(Address of principal executive offices)                (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Principal Financial Officer

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2013 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (46.0%)
		Australia (1.3%)
		Basic Materials
	$340	FMG Resources August 2006 Pty Ltd. (a)(b)	6.875%	02/01/18	$354,025

		Finance
	150	Dexus Diversified Trust/Dexus Office Trust (a)	5.60	03/15/21	159,425
	250	Goodman Funding Pty Ltd. (a)	6.375	04/15/21	283,826
	325	Macquarie Group Ltd. (a)	6.00	01/14/20	353,981

					797,232

		Total Australia			1,151,257

		Belgium (0.4%)
		Consumer, Non-Cyclical
	379	Delhaize Group SA (b)	5.70	10/01/40	366,737

		Brazil (1.8%)
		Basic Materials
	425	Fibria Overseas Finance Ltd.	6.75	03/03/21	471,750

		Energy
EUR	225	Petrobras International Finance Co.	4.875	03/07/18	334,015

		Finance
	$450	Banco BTG Pactual SA (a)	4.00	01/16/20	435,375

		Industrials
	336	Odebrecht Finance Ltd. (a)	6.00	04/05/23	386,400

		Total Brazil			1,627,540

		Canada (0.8%)
		Basic Materials
	100	Goldcorp, Inc. (b)	2.00	08/01/14	107,812
	350	Inmet Mining Corp. (a)(b)	8.75	06/01/20	390,250

					498,062

		Energy
	250	PetroBakken Energy Ltd. (a)	8.625	02/01/20	256,250

		Total Canada			754,312

		Cayman Islands (0.1%)
		Finance
CNY	500	Shui On Land Ltd.	4.50	09/29/15	83,766

		Chile (0.1%)
		Finance
CLP	50,000	Banco Santander Chile	6.50	09/22/20	105,846

		China (0.6%)
		Finance
	$100	Billion Express Investments Ltd. (c)	0.75	10/18/15	106,225
	450	Corpbanca SA	3.125	01/15/18	448,732

		Total China			554,957

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Czech Republic (0.2%)
		Utilities
	$210	CEZ AS (a)	4.25%	04/03/22	$221,911

		Denmark (0.0%) (d)
		Finance
DKK	(e)	Nordea Kredit Realkreditaktieselskab, Series ANN	5.00	07/01/29	7
	106	Realkredit Danmark A/S	6.00	10/01/29	21,637

		Total Denmark			21,644

		France (1.3%)
		Consumer, Non-Cyclical
EUR	250	Europcar Groupe SA	11.50	05/15/17	368,371

		Finance
	200	AXA SA	5.25(f)	04/16/40	277,280
	$475	Societe Generale SA (a)(b)	5.20	04/15/21	532,280

					809,560

		Total France			1,177,931

		Germany (3.3%)
		Consumer, Non-Cyclical
EUR	140	Celesio Finance B.V.	4.00	10/18/16	198,036

		Finance
	100	Aabar Investments PJSC	4.00	05/27/16	139,446
	200	Allianz Finance II BV	5.75(f)	07/08/41	295,729
	400	Commerzbank AG	7.75	03/16/21	580,894
AUD	400	KFW, MTN	5.50	07/25/16	444,838
	800	KFW, MTN	6.00	03/28/17	909,174
EUR	100	Muenchener Rueckversicherungs AG	6.25(f)	05/26/42	154,874

					2,524,955

		Industrials
	125	HeidelbergCement Finance BV	8.00	01/31/17	196,118

		Total Germany			2,919,109

		Greece (0.1%)
		Industrials
	$148	DryShips, Inc.	5.00	12/01/14	125,708

		Indonesia (0.6%)
		Energy
	520	Indo Energy Finance II BV (a)	6.375	01/24/23	533,000

		Ireland (0.2%)
		Industrials
EUR	150	Ardagh Glass Finance PLC	7.125	06/15/17	207,744

		Italy (1.8%)
		Communications
	150	Telecom Italia Finance SA	7.75	01/24/33	236,267

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$250	Wind Acquisition Finance SA (a)(b)	11.75%	07/15/17	$270,000

					506,267

		Finance
	300	Intesa Sanpaolo SpA (a)(b)	6.50	02/24/21	321,714
EUR	250	UniCredit SpA, Series 5Y	4.875	03/07/17	358,968

					680,682

		Utilities
	$375	Enel Finance International N.V. (a)	5.125	10/07/19	403,512

		Total Italy			1,590,461

		Japan (0.2%)
		Communications
JPY	10,000	KDDI Corp.	0.00	12/14/15	132,648

		Korea, Republic of (0.1%)
		Technology
	$100	SK Hynix, Inc.	2.65	05/14/15	106,850

		Mexico (0.4%)
		Industrials
	275	Cemex Finance LLC (a)(b)	9.375	10/12/22	312,125

		Netherlands (1.0%)
		Finance
EUR	250	ABN AMRO Bank N.V.	6.375	04/27/21	376,809
	$475	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.95	11/09/22	476,124

		Total Netherlands			852,933

		New Zealand (0.4%)
		Industrials
EUR	125	Beverage Packaging Holdings Luxembourg II SA	9.50	06/15/17	175,241
	$185	Pactiv LLC (b)	7.95	12/15/25	175,750

		Total New Zealand			350,991

		Portugal (0.3%)
		Utilities
	275	EDP Finance BV (a)(b)	6.00	02/02/18	291,844

		Russia (1.3%)
		Communications
	480	Vimpel Communications Via VIP Finance Ireland Ltd., OJSC	7.748	02/02/21	550,800

		Energy
	100	Lukoil International Finance BV	2.625	06/16/15	113,400

		Finance
	300	Credit Bank of Moscow Via CBOM Finance PLC (a)(g)	7.70	02/01/18	302,265

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$200	Russian Standard Bank Via Russian Standard Finance SA (a)	10.75%	04/10/18	$215,500

					517,765

		Total Russia			1,181,965

		Singapore (0.7%)
		Consumer, Non-Cyclical
	200	Global A&T Electronics Ltd. (a)	10.00	02/01/19	200,000
	200	Golden Agri-Resources Ltd.	2.50	10/04/17	196,300
	100	Olam International Ltd.	6.00	10/15/16	94,500

					490,800

		Diversified
	77	Noble Group Ltd.	0.00(h)	06/13/14	113,113

		Total Singapore			603,913

		Spain (1.5%)
		Communications
	300	Nara Cable Funding Ltd. (a)(b)	8.875	12/01/18	301,500

		Finance
	200	BBVA US Senior SAU (b)	3.25	05/16/14	202,737
EUR	200	Santander International Debt SAU	3.381	12/01/15	272,216

					474,953

		Utilities
	$225	Iberdrola Finance Ireland Ltd. (a)	5.00	09/11/19	238,795
EUR	200	Iberdrola Finanzas SAU	4.625	04/07/17	287,938

					526,733

		Total Spain			1,303,186

		Sweden (0.3%)
		Finance
	$250	Nordea Bank AB (a)(b)	4.875	05/13/21	267,506

		Switzerland (0.3%)
		Finance
EUR	150	Cloverie PLC for Zurich Insurance Co. Ltd.	7.50(f)	07/24/39	245,382

		United Arab Emirates (0.1%)
		Finance
	$100	Pyrus Ltd.	7.50	12/20/15	122,300

		United Kingdom (1.5%)
		Basic Materials
	100	Ineos Finance PLC (a)(b)	7.50	05/01/20	108,250
EUR	175	INEOS Group Holdings SA	7.875	02/15/16	238,803

					347,053

		Consumer, Cyclical
GBP	100	Jaguar Land Rover Automotive PLC	8.25	03/15/20	177,315

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Finance
EUR	250	Barclays Bank PLC	6.00%	01/14/21	$369,511
	225	Lloyds TSB Bank PLC	6.50	03/24/20	335,177

					704,688

		Industrials
	$75	CEVA Group PLC (a)(b)	8.375	12/01/17	77,063

		Total United Kingdom			1,306,119

		United States (25.3%)
		Basic Materials
	200	Prince Mineral Holding Corp. (a)	11.50	12/15/19	217,500
	250	Taminco Acquisition Corp. (a)(i)	9.125	12/15/17	251,875
	125	Tronox Finance LLC (a)(b)	6.375	08/15/20	126,094
	83	United States Steel Corp.	4.00	05/15/14	87,565

					683,034

		Communications
	265	CCO Holdings LLC/CCO Holdings Capital Corp. (b)	6.50	04/30/21	284,875
	200	Crown Castle International Corp. (a)	5.25	01/15/23	210,750
	250	CSC Holdings LLC	8.625	02/15/19	301,875
	250	GXS Worldwide, Inc.	9.75	06/15/15	261,562
	350	Harron Communications LP/Harron Finance Corp. (a)	9.125	04/01/20	385,875
	250	inVentiv Health, Inc. (a)	9.00	01/15/18	257,188
	122	Priceline.com, Inc. (a)(b)	1.00	03/15/18	135,344
	99	Symantec Corp., Series B	1.00	06/15/13	115,149
	150	XM Satellite Radio, Inc. (a)	7.625	11/01/18	167,250

					2,119,868

		Consumer, Cyclical
	250	Ameristar Casinos, Inc.	7.50	04/15/21	273,125
	275	Caesars Entertainment Operating Co., Inc. (b)	8.50	02/15/20	277,234
	200	Caesars Entertainment Operating Co., Inc. (b)	10.00	12/15/18	137,250
	400	CCM Merger, Inc. (a)	9.125	05/01/19	403,000
	250	Chrysler Group LLC/CG Co-Issuer, Inc. (b)	8.00	06/15/19	275,000
	190	Dana Holding Corp. (b)	6.50	02/15/19	204,250
	100	Exide Technologies	8.625	02/01/18	86,750
	300	HD Supply, Inc. (a)(g)	7.50	07/15/20	297,000
	52	Iconix Brand Group, Inc. (a)(b)	2.50	06/01/16	56,193
	241	INTCOMEX, Inc.	13.25	12/15/14	250,037
	86	International Game Technology	3.25	05/01/14	90,999
	400	Logan’s Roadhouse, Inc.	10.75	10/15/17	374,500
	200	MGM Resorts International	7.75	03/15/22	219,000
	3,904	Resort at Summerlin LP, Series B (i)(j)(k)(l)(m)	13.00	12/15/07	0
	125	Sabre Holdings Corp.	8.35	03/15/16	135,625
	250	Scientific Games International, Inc. (b)	9.25	06/15/19	280,625
	150	Tenneco, Inc. (b)	7.75	08/15/18	164,625
	200	VWR Funding, Inc. (a)(b)	7.25	09/15/17	212,750

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$140	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (b)	7.875%	05/01/20	$158,550

					3,896,513

		Consumer, Non-Cyclical
	100	Albea Beauty Holdings SA (a)(b)	8.375	11/01/19	106,250
	545	Armored Autogroup, Inc.	9.25	11/01/18	482,325
	41	Endo Health Solutions, Inc.	1.75	04/15/15	50,609
	200	Jaguar Holding Co., I (a)(b)(i)	9.375	10/15/17	213,000
	106	Jarden Corp. (a)	1.875	09/15/18	116,998
	480	Kindred Healthcare, Inc. (b)	8.25	06/01/19	475,200
	44	Salix Pharmaceuticals Ltd. (a)(b)	1.50	03/15/19	45,925
	300	ServiceMaster Co. (b)	8.00	02/15/20	319,500
	121	Smithfield Foods, Inc.	4.00	06/30/13	130,680
	200	Smithfield Foods, Inc. (b)	6.625	08/15/22	219,500
	140	Verisk Analytics, Inc. (b)	5.80	05/01/21	158,791
	78	Vertex Pharmaceuticals, Inc. (b)	3.35	10/01/15	88,628
	118	WellPoint, Inc. (a)(b)	2.75	10/15/42	129,652

					2,537,058

		Energy
	200	Continental Resources, Inc. (b)	5.00	09/15/22	214,000
	150	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. (a)	7.75	04/01/19	157,500
	347	Denbury Resources, Inc. (b)	8.25	02/15/20	388,640

					760,140

		Finance
	123	Affiliated Managers Group, Inc. (b)	3.95	08/15/38	146,524
	104	Annaly Capital Management, Inc.	5.00	05/15/15	106,990
	99	Ares Capital Corp. (a)	5.75	02/01/16	107,044
	255	CNA Financial Corp.	5.75	08/15/21	296,371
	250	DPL, Inc. (b)	7.25	10/15/21	270,625
	125	E*TRADE Financial Corp.	6.375	11/15/19	130,313
NZD	455	General Electric Capital Corp., Series G	4.25	01/17/18	375,954
	$150	Genworth Financial, Inc.	7.20	02/15/21	176,767
	455	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	515,244
	155	Hartford Financial Services Group, Inc. (b)	5.50	03/30/20	177,517
	170	HCP, Inc.	5.625	05/01/17	195,017
	150	Host Hotels & Resorts LP (b)	5.25	03/15/22	164,250
	435	HSBC Finance Corp.	6.676	01/15/21	518,441
	200	Jefferies Group, Inc.	5.125	01/20/23	205,542
	250	Kennedy-Wilson, Inc. (a)	8.75	04/01/19	266,250
	200	Merrill Lynch & Co., Inc.	6.11	01/29/37	223,629
	125	Nationwide Financial Services, Inc. (a)	5.375	03/25/21	137,426
	275	Nuveen Investments, Inc. (a)	9.125	10/15/17	279,812
	395	Prudential Financial, Inc.	5.625(f)	06/15/43	409,319
	75	Santander Holdings USA, Inc.	3.00	09/24/15	76,847
	225	SLM Corp., MTN (b)	8.00	03/25/20	261,563

					5,041,445

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Industrials
	$250	Atkore International, Inc.	9.875%	01/01/18	$276,875
	250	Cequel Communications Holdings I LLC/Cequel Capital Corp. (a)(b)	6.375	09/15/20	263,125
	300	Consolidated Container Co., LLC/Consolidated Container Capital, Inc. (a)	10.125	07/15/20	325,500
	200	Dycom Investments, Inc. (a)	7.125	01/15/21	212,000
EUR	375	GE Capital Trust II	5.50(f)	09/15/67	510,474
	$116	General Cable Corp. (n)	4.50	11/15/29	136,952
	400	Heckmann Corp.	9.875	04/15/18	427,000
	200	Kratos Defense & Security Solutions, Inc. (b)	10.00	06/01/17	220,500
	650	Marquette Transportation Co./Marquette Transportation Finance Corp. (b)	10.875	01/15/17	692,250
	50	Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.	8.875	11/01/17	49,625
	50	Pretium Packaging LLC/Pretium Finance, Inc.	11.50	04/01/16	52,750
	250	Sealed Air Corp. (a)	8.125	09/15/19	285,625
	300	Sequa Corp. (a)	7.00	12/15/17	303,750
	200	Silgan Holdings, Inc.	5.00	04/01/20	208,000
	400	Tekni-Plex, Inc. (a)(b)	9.75	06/01/19	442,000
	79	Trinity Industries, Inc. (b)	3.875	06/01/36	93,862
	250	Zachry Holdings, Inc. (a)	7.50	02/01/20	258,750

					4,759,038

		Technology
	300	CDW LLC/CDW Finance Corp.	8.50	04/01/19	333,750
	200	First Data Corp. (a)(g)	11.25	01/15/21	201,500
	350	iGate Corp.	9.00	05/01/16	386,312
	300	Infor US, Inc. (b)	9.375	04/01/19	340,500
	112	Intel Corp. (b)	2.95	12/15/35	118,020
	123	Lam Research Corp. (b)	1.25	05/15/18	128,458
	134	Micron Technology, Inc., Series A	1.50	08/01/31	137,434
	41	Nuance Communications, Inc. (b)	2.75	11/01/31	45,946
	75	SanDisk Corp. (b)	1.50	08/15/17	93,797

					1,785,717

		Utilities
	250	AES Corp. (b)	7.375	07/01/21	280,000
	300	CMS Energy Corp. (b)	5.05	03/15/22	335,819
	425	Puget Energy, Inc.	6.50	12/15/20	474,618

					1,090,437

		Total United States			22,673,250

		Total Corporate Bonds (Cost $42,631,885)			41,192,935

		Sovereign (35.1%)
		Australia (0.7%)
AUD	500	Australia Government Bond	5.25	03/15/19	583,811

		Brazil (2.4%)
BRL	3,800	Brazilian Government International Bond	8.50	01/05/24	2,184,950

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Canada (1.2%)
CAD	970	Canadian Government Bond	3.25%	06/01/21	$1,073,866

		Colombia (1.5%)
COP	1,920,000	Colombia Government International Bond	7.75	04/14/21	1,359,262

		Germany (3.5%)
EUR	1,700	Bundesrepublik Deutschland	4.25	07/04/39	3,170,720

		Indonesia (1.5%)
	$400	Majapahit Holding BV	7.75	01/20/20	500,000
	352	Pertamina Persero PT (a)(b)	4.875	05/03/22	379,280
	400	Perusahaan Listrik Negara PT	5.50	11/22/21	448,000

		Total Indonesia			1,327,280

		Italy (4.0%)
EUR	2,600	Italy Buoni Poliennali Del Tesoro	4.00	09/01/20	3,607,243

		Japan (1.3%)
JPY	110,000	Japan Government Thirty Year Bond	1.70	06/20/33	1,187,758

		Kazakhstan (1.2%)
	$140	KazMunaiGaz Finance Sub BV (a)	6.375	04/09/21	167,300
	750	KazMunaiGaz Finance Sub BV	6.375	04/09/21	896,250

		Total Kazakhstan			1,063,550

		Korea, Republic of (0.2%)
	200	Korea Finance Corp. (b)	4.625	11/16/21	223,386

		Mexico (2.1%)
MXN	11,500	Mexican Bonos	7.50	06/03/27	1,079,328
	$700	Petroleos Mexicanos (b)	4.875	01/24/22	772,625

		Total Mexico			1,851,953

		Mongolia (0.5%)
	470	Mongolia Government International Bond (a)	5.125	12/05/22	453,550

		New Zealand (0.5%)
NZD	450	New Zealand Government Bond	6.00	05/15/21	444,131

		Norway (0.6%)
NOK	2,500	Norway Government Bond	4.25	05/19/17	500,682

		Peru (1.1%)
PEN	1,750	Peruvian Government International Bond, (Units) (o)	8.20	08/12/26	952,733

		Poland (2.3%)
PLN	2,800	Poland Government Bond	5.50	10/25/19	1,011,759
	1,280	Poland Government Bond	5.75	10/25/21	473,996
	$500	Poland Government International Bond	5.00	03/23/22	576,250

		Total Poland			2,062,005

		Portugal (0.8%)
EUR	505	Portugal Obrigacoes do Tesouro OT	3.35	10/15/15	677,256

		Russia (2.5%)
	$1,000	Russian Foreign Bond - Eurobond (a)	4.50	04/04/22	1,107,300

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)				COUPON RATE	MATURITY DATE	VALUE
	$1,000		Vnesheconombank Via VEB Finance PLC (a)	6.025%	07/05/22	$1,152,500

			Total Russia			2,259,800

			South Africa (1.6%)
	600		Eskom Holdings SOC Ltd.	5.75	01/26/21	666,000
ZAR	6,500		South Africa Government Bond	7.75	02/28/23	774,288

			Total South Africa			1,440,288

			Spain (1.4%)
EUR	465		Spain Government Bond	3.00	04/30/15	637,817
	450		Spain Government Bond	5.85	01/31/22	649,425

			Total Spain			1,287,242

			Turkey (1.0%)
TRY	1,500		Turkey Government Bond	9.00	03/05/14	886,354

			United Kingdom (2.3%)
GBP	1,090		United Kingdom Gilt	4.25	09/07/39	2,027,988

			Venezuela (0.9%)
	$800		Petroleos de Venezuela SA	8.50	11/02/17	786,000

			Total Sovereign (Cost $30,220,951)			31,411,808

			Agency Fixed Rate Mortgages (0.4%)
	4		Federal Home Loan Mortgage Corporation, Gold Pools:	6.50	02/01/29–10/01/32	3,699

			Federal National Mortgage Association,
			Conventional Pools:
	(e	)	................................	6.00	04/01/13	7
	154		................................	6.50	05/01/28–09/01/32	176,877
	10		................................	7.00	08/01/29–11/01/32	11,693
			Government National Mortgage Association,
			Various Pools:
	30		................................	7.50	07/20/25	36,159
	135		................................	8.00	01/15/22–05/15/30	154,179

			Total Agency Fixed Rate Mortgages (Cost $340,132)			382,614

			Asset-Backed Security (0.5%)
	423		GSAA Home Equity Trust (Cost $411,659)	4.646(f)	06/25/34	450,764

			Mortgages - Other (13.0%)
			Alternative Loan Trust
	90		................................	5.50	02/25/36	73,136
	330		................................	6.00	04/25/36	265,990
	178		................................	6.00	05/25/36	144,800
	261		................................	6.00	12/25/36	199,580
	599		................................	6.00	07/25/37	517,164
			PAC
	52		................................	5.50	02/25/36	41,996
	483		................................	5.50	04/25/37	390,212
	168		................................	6.00	04/25/36	134,095
	615		Banc of America Alternative Loan Trust	5.913(f)	10/25/36	490,251
	189		Banc of America Funding Trust	6.00	07/25/37	155,870

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Chase Mortgage Finance Trust
$ 513	................................	6.00%	10/25/36	$474,002
497	................................	6.00	11/25/36	431,415
484	CHL Mortgage Pass-Through Trust	0.504(f)	04/25/46	110,432
1,225	CSMC Mortgage-Backed Trust	5.837(f)	04/25/37	743,729
	First Horizon Alternative Mortgage Securities Trust
127	................................	6.00	08/25/36	109,763
234	................................	6.25	08/25/36	204,573
266	GSMSC Pass-Through Trust (a)	7.50(f)	09/25/36	228,337
577	IndyMac INDX Mortgage Loan Trust	5.109(f)	12/25/35	511,090
	JP Morgan Alternative Loan Trust
652	................................	6.00	12/25/35	590,907
716	................................	6.00	08/25/36	674,434
	Lehman Mortgage Trust
155	................................	5.50	11/25/35	156,674
377	................................	5.50	02/25/36	381,533
697	................................	6.50	09/25/37	597,155
308	Luminent Mortgage Trust	0.374(f)	10/25/46	73,335
	RALI Trust
285	................................	0.704(f)	03/25/35	192,692
316	................................	6.00	04/25/36	261,367
463	................................	6.00	08/25/36	370,021
1,189	................................	6.00	11/25/36	940,244
134	................................	6.00	01/25/37	103,119
174	PAC ................................	6.00	04/25/36	143,471
	Washington Mutual Mortgage Pass-Through Certificates
957	................................	0.464(f)	12/25/35	700,442
1,100	................................	0.926(f)	04/25/47	731,702
752	................................	1.012(f)	05/25/47	537,212

	Total Mortgages - Other (Cost $10,715,451)			11,680,743

	Collateralized Mortgage Obligation - Agency Collateral Series (0.6%)
2,068	Federal National Mortgage Association, IO REMIC (Cost $399,052)	6.346(f)	08/25/41	505,023

NUMBER OF SHARES
	Common Stocks (0.0%)
	Diversified Telecommunication Services
6,574	ORBCOMM, Inc. (b)(p)			27,742

	Electric Utilities
102	PNM Resources, Inc. (b)(m)			2,179

	Wireless Telecommunication Services
720	USA Mobility, Inc. (b)			8,323

	Total Common Stocks (Cost $2,864)			38,244

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2013 (unaudited) continued

NUMBER OF SHARES			VALUE
	Convertible Preferred Stocks (0.9%)
	Aerospace & Defense
2,550	United Technologies Corp. (b)		$145,197

	Commercial Banks
103	Wells Fargo & Co., Series L		132,963

	Diversified Financial Services
114	Bank of America Corp., Series L (b)		135,178

	Electric Utilities
2,350	NextEra Energy, Inc.		129,085
2,130	PPL Corp. (b)		115,148

			244,233

	Oil, Gas & Consumable Fuels
2,938	Apache Corp., Series D		139,055

	Total Convertible Preferred Stocks (Cost $770,679)		796,626

PRINCIPAL AMOUNT (000)
	Short-Term Investments (17.2%)
	Securities held as Collateral on Loaned Securities (15.2%)
	Repurchase Agreement (3.2%)
$ 2,873	Barclays Capital, Inc. (0.15%, dated 01/31/13, due 02/01/13; proceeds $2,872,990; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 3.00% due 02/01/43; valued at $2,930,438) (Cost $2,872,978)		2,872,978

NUMBER OF SHARES (000)
	Investment Company (12.0%)
10,776	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (q) (Cost $10,775,660)		10,775,660

	Total Securities held as Collateral on Loaned Securities (Cost $13,648,638)		13,648,638

	Investment Company (2.0%)
1,767	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (q) (Cost $1,766,927)		1,766,927

	Total Short-Term Investments (Cost $15,415,565)		15,415,565

	Total Investments (Cost $100,908,238) (r)(s)	113.7%	101,874,322
	Liabilities in Excess of Other Assets	(13.7)	(12,247,376)

	Net Assets	100.0%	$89,626,946

IO	Interest Only.
MTN	Medium Term Note.
OJSC	Open Joint Stock Company.
PAC	Planned Amortization Class.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2013 (unaudited) continued

PJSC	Public Joint Stock Company.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	The value of loaned securities and related collateral outstanding at January 31, 2013 were $13,688,595 and $14,015,745, respectively. The Fund received cash collateral of $13,648,637 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of January 31, 2013, there was uninvested cash of $367,107 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	Amount is less than 0.05%.
(e)	Par is less than $500.
(f)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2013.
(g)	When-issued security.
(h)	Capital appreciation bond.
(i)	Payment-in-kind security.
(j)	Issuer in bankruptcy.
(k)	Bond in default.
(l)	At January 31, 2013, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(m)	Acquired through exchange offer.
(n)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2013. Maturity date disclosed is the ultimate maturity date.
(o)	Consists of one or more classes of securities traded together as a unit.
(p)	Non-income producing security.
(q)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(r)	Securities are available for collateral in connection with purchases of when-issued securities, open foreign currency exchange contracts, futures contracts and swap agreements.
(s)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

12

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2013 (unaudited) continued

Foreign Currency Exchange Contracts Open at January 31, 2013:
COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
HSBC Bank PLC	SGD	550,000		$450,591	02/05/13	$6,201
HSBC Bank PLC		$444,702	SGD	550,000	02/05/13	(312)
Commonwealth Bank of Australia	NOK	330,000		$59,092	02/22/13	(1,272)
Commonwealth Bank of Australia		$731,991	EUR	550,000	02/22/13	14,878
Commonwealth Bank of Australia		$580,103	NZD	690,000	02/22/13	(1,748)
Deutsche Bank AG	CZK	15,700,000		$816,614	02/22/13	(14,147)
Deutsche Bank AG	PLN	2,800,000		$893,021	02/22/13	(11,134)
Deutsche Bank AG		$450,248	RUB	13,700,000	02/22/13	4,907
Deutsche Bank AG		$446,181	RUB	13,500,000	02/22/13	2,330
Deutsche Bank AG		$980,280	SEK	6,300,000	02/22/13	10,236
Goldman Sachs International	NZD	540,000		$450,128	02/22/13	(2,498)
Goldman Sachs International	PLN	3,515,707		$1,109,793	02/22/13	(25,473)
Goldman Sachs International		$3,010,969	GBP	1,874,358	02/22/13	(38,538)
Goldman Sachs International		$560,229	MXN	7,112,835	02/22/13	(1,786)
Goldman Sachs International		$780,657	PLN	2,453,682	02/22/13	11,668
HSBC Bank PLC	AUD	2,466,294		$2,574,974	02/22/13	6,646
HSBC Bank PLC	SGD	1,150,000		$927,826	02/22/13	(1,331)
HSBC Bank PLC		$424,298	IDR	4,148,785,255	02/22/13	828
HSBC Bank PLC		$624,589	MYR	1,900,000	02/22/13	(13,807)
HSBC Bank PLC		$283,172	MYR	875,000	02/22/13	(1,890)
HSBC Bank PLC		$225,025	THB	6,700,000	02/22/13	(597)
JPMorgan Chase Bank	JPY	35,000,000		$385,808	02/22/13	3,020
JPMorgan Chase Bank	NZD	452,835		$381,440	02/22/13	1,875
Royal Bank of Canada	EUR	235,000		$315,986	02/22/13	(3,131)
Royal Bank of Canada	GBP	500,000		$793,325	02/22/13	405
State Street Bank London	COP	850,000,000		$475,524	02/22/13	(2,546)
State Street Bank London		$257,531	MXN	3,300,000	02/22/13	1,558
State Street Bank London		$451,210	PEN	1,150,000	02/22/13	(5,962)
UBS AG	AUD	430,000		$450,339	02/22/13	2,549
UBS AG	BRL	750,000		$366,408	02/22/13	(9,487)
UBS AG	CAD	415,068		$420,020	02/22/13	4,061
UBS AG	CHF	675,000		$724,165	02/22/13	(17,689)
UBS AG	IDR	4,148,785,255		$421,496	02/22/13	(3,630)
UBS AG	SEK	5,505,024		$842,067	02/22/13	(23,458)
UBS AG		$413,235	COP	735,000,000	02/22/13	155
UBS AG		$4,055,191	JPY	355,980,893	02/22/13	(161,897)
UBS AG		$870,877	KRW	928,624,985	02/22/13	(19,042)
UBS AG		$635,320	MXN	8,150,451	02/22/13	4,588
UBS AG		$459,062	MYR	1,400,000	02/22/13	(9,011)
UBS AG		$2,858,770	NOK	16,060,572	02/22/13	79,039
UBS AG		$456,930	RUB	13,791,964	02/22/13	1,281
UBS AG	ZAR	3,956,382		$458,988	02/22/13	17,766
Wells Fargo Bank	EUR	208,087		$271,797	02/22/13	(10,773)
Wells Fargo Bank	JPY	11,280,000		$126,346	02/22/13	2,978
Wells Fargo Bank		$1,548,624	SGD	1,902,725	02/22/13	(11,295)
Westpac Banking Corporation		$605,075	EUR	450,000	02/22/13	5,999
HSBC Bank PLC	SGD	550,000		$444,694	03/05/13	322

Net Unrealized Depreciation						$(209,164)

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2013 (unaudited) continued

Futures Contracts Open at January 31, 2013:
NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
57	Long	U.S. Treasury 2 yr. Note, Mar-13	$12,564,047	$891
84	Long	U.S. Treasury 5 yr. Note, Mar-13	10,393,687	(70,018)
14	Long	U.S. Treasury Ultra Long Bond, Mar-13	2,191,437	(126,328)
5	Long	Australian 10 yr. Bond, Mar-13	634,275	(11,727)
2	Long	U.S. Treasury 30 yr. Bond, Mar-13	286,938	(7,149)
62	Short	U.S. Treasury 10 yr. Note, Mar-13	(8,139,437)	110,437

		Net Unrealized Depreciation		$(103,894)

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2013 (unaudited) continued

Credit Default Swaps Agreements Open at January 31, 2013:
SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’s)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION++ (unaudited)
JPMorgan Chase CDX.NA.IG. 19	Sell	$925	1.00%	12/20/17	$5,140	$735	$5,875	NR
JPMorgan Chase Kohl’s Corporate	Buy	925	1.00	12/20/17	25,289	32,049	57,338	BBB+

Total Credit Default Swaps		$1,850			$30,429	$32,784	$63,213

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2013 (unaudited) continued

Interest Rate Swap Agreements Open at January 31, 2013:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	$6,850	3 Month LIBOR	Receive	0.37%	10/05/14	$(4,656)
Barclays Capital	1,860	3 Month LIBOR	Receive	0.81	09/24/17	5,900
Credit Suisse	5,850	3 Month LIBOR	Receive	0.39	09/25/14	(6,695)
Credit Suisse	2,780	3 Month LIBOR	Receive	0.82	09/13/17	6,444
Goldman Sachs International	CAD9,260	3 Month CDOR	Pay	1.75	08/01/16	(11,340)
Goldman Sachs International	$9,080	3 Month LIBOR	Receive	0.83	08/03/16	11,914
Goldman Sachs International	4,587	3 Month LIBOR	Receive	0.82	07/24/17	13,895

		Net Unrealized Appreciation				$15,462

CDOR	Canadian Dealer Offered Rate.
LIBOR	London Interbank Offered Rate.
NR	Not Rated.
++	Credit rating as issued by Standard & Poor’s.

Currency Abbreviations:

AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
CNY	Chinese Yuan Renminbi.
COP	Colombian Peso.
CZK	Czech Koruna.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
IDR	Indonesian Rupiah.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican New Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krone.
NZD	New Zealand Dollar.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RUB	Russian Ruble.
SEK	Swedish Krona.
SGD	Singapore Dollar.
THB	Thai Baht.
TRY	Turkish Lira.
ZAR	South African Rand.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Portfolio of Investments ▪ January 31, 2013 (unaudited)

Valuation of Investments - (1) For equity securities traded on foreign exchanges, the latest reported sales price (or the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sales price (or the exchange official closing price if such exchange reports an official closing price) prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (8) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The prices provided by a pricing service take into account broker-dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and  Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$41,192,935	$—†	$41,192,935
Sovereign	—	31,411,808	—	31,411,808
Agency Fixed Rate Mortgages	—	382,614	—	382,614
Asset-Backed Security	—	450,764	—	450,764
Mortgages - Other	—	11,680,743	—	11,680,743
Collateralized Mortgage Obligation - Agency Collateral Series	—	505,023	—	505,023

Total Fixed Income Securities	—	85,623,887	—†	85,623,887

Common Stocks
Diversified Telecommunication Services	27,742	—	—	27,742
Electric Utilities	2,179	—	—	2,179
Wireless Telecommunication Services	8,323	—	—	8,323

Total Common Stocks	38,244	—	—	38,244

Convertible Preferred Stocks	796,626	—	—	796,626
Short-Term Investments
Repurchase Agreement	—	2,872,978	—	2,872,978
Investment Company	12,542,587	—	—	12,542,587

Total Short-Term Investments	12,542,587	2,872,978	—	15,415,565

Credit Default Swap Agreements	—	30,429	—	30,429
Foreign Currency Exchange Contracts	—	183,290	—	183,290
Futures Contracts	111,328	—	—	111,328
Interest Rate Swap Agreements	—	38,153	—	38,153

Total Assets	13,488,785	88,748,737	—†	102,237,522

Liabilities:
Foreign Currency Exchange Contracts	—	(392,454)	—	(392,454)
Futures Contracts	(215,222)	—	—	(215,222)
Interest Rate Swap Agreements	—	(22,691)	—	(22,691)

Total Liabilities	(215,222)	(415,145)	—	(630,367)

Total	$13,273,563	$88,333,592	$—†	$101,607,155

† Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2013, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond
Beginning Balance	$—†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—

Ending Balance	$—†

Net change in unrealized appreciation/depreciation from investments still held as of January 31, 2013	$—

† - Includes one security which is valued at zero.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

March 21, 2013

/s/ Francis Smith

Francis Smith

Principal Financial Officer

March 21, 2013